                                                       -------------------------
                         UNITED STATES                     OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION       -------------------------
                    Washington, D.C. 20549              OMB Number: 3235-0570
                                                        Expires: Nov. 30, 2005
                                                        Estimated average burden
                                                        hours per response: 5.0
                                                       -------------------------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-09381
                                   ---------------------------------------------

                                  PayPal Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            303 Bryant Street, Mountain View, California               94041
--------------------------------------------------------------------------------
             (Address of principal executive offices)                (Zip code)

         Edward Fong, 303 Bryant Street, Mountain View, California 94041
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:        (650) 864-8000
                                                      --------------------------

Date of fiscal year end:    12/31/2003
                         ------------------------------

Date of reporting period:     01/01/2003 - 06/30/2003
                         ----------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

PayPal Money Market Fund
--------------------------------------------------------------------------------
Seven-Day Yield                                                            1.11%
Total Return:
-------------
6 Months Cumulative for the Period Ending June 30, 2003                    0.64%
Annualized Since Inception (November 18, 1999)                             3.18%


Weak economic growth, sluggish job markets, and a fear of deflation persisted throughout the six-month reporting period, eventually persuading the Federal Reserve Board (the "Fed") into lowering short-term interest rates by 0.25% to 1.00% in late June. The Federal Open Market Committee, the Fed's panel that decides interest rate policy, moved to a bias towards lowering interest rates, keeping the door open for further interest rate cuts.

Early in the reporting period, the middle of the money market yield curve began to invert, incorporating an increasing chance of a rate cut in the near future. At that time, the Fund executed a "barbell" strategy, purchasing both securities in the one to two month sector and securities in the one-year sector all at yields close to the current Fed target rate. This barbell strategy not only provided more than enough liquidity for client outflows, but also benefited the Fund's yield. Because of this strategy, the Fund held a longer-weighted average maturity and maintained consistent performance.

In the second quarter of 2003, the Fund shortened its weighted-average maturity to between 45 and 55 days by investing mainly in 90-180 day fixed rate securities. The portfolio allocation to floating rate notes increased as the Fund added additional asset-backed securities. The exposure to asset-backed securities aided the Fund's diversification as well as enhanced its yield. The Fund benefited by executing this strategy ahead of the Fed's June meeting. As the second quarter progressed, many securities began to incorporate a greater amount of interest rate easing than expected. By limiting the Fund's exposure to the investments yielding below 1.00%, the Fund's performance did not drop significantly, but remained consistent throughout the quarter.

Lower oil prices, accommodative monetary policy, and upcoming tax cuts have given consumers hope for a meaningful recovery in the U.S. economy, though the timing and extent of that improvement remains uncertain. The Fund will continue to watch for clear signs of an economic turnaround while seeking opportunities on the yield curve.

     Additional Information

     The PayPal Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

The seven-day yield is an annualized yield for the seven-day period ended June 30, 2003. "Annualized yield" refers to the interest you would earn if you held a share of the PayPal Market Reserve Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management. Performance figures for the Fund and for the Master Portfolio's benchmark, the Money Fund Report All-Taxable Average (the "Average") represent past performance of the Fund and it is not possible to invest directly in an Average. Share value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than the original investment. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PayPal Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
----------------------------------------------------------------------------------------------
ASSETS
Investments:

     In Money Market Master Portfolio ("Master Portfolio"), at value (Note 1)   $  232,585,438
Receivables:
     Due from PPAM (Note 2)                                                             26,997
                                                                                --------------
Total Assets                                                                       232,612,435
                                                                                --------------
LIABILITIES

Payables:
     Distribution to shareholders                                                      194,001
                                                                                --------------
Total Liabilities                                                                      194,001
                                                                                --------------
NET ASSETS                                                                      $  232,418,434
                                                                                ==============
Net assets consist of:
     Paid-in capital                                                               232,414,838
     Undistributed net investment income                                                 2,334
     Undistributed net realized gain on investments                                      1,262
                                                                                --------------
NET ASSETS                                                                      $  232,418,434
                                                                                ==============
Shares outstanding                                                                 232,414,602
                                                                                --------------
Net asset value and offering price per share                                    $         1.00
                                                                                ==============

-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
      Interest                                                                         $  1,318,002
      Expenses                                                                              (96,302)
                                                                                       ------------
Net investment income allocated from Master Portfolio                                     1,221,700
                                                                                       ------------
FUND EXPENSES (Note 2)
      Management fees                                                                     1,732,071
                                                                                       ------------
Total fund expenses                                                                       1,732,071
                                                                                       ------------
Less:
      Fees reimbursed by PPAM (Note 2)                                                   (1,732,071)
                                                                                       ------------
Total Net Expenses                                                                               --
                                                                                       ------------
Net investment income                                                                     1,221,700
                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
      Net realized gain                                                                         892
                                                                                       ------------
Net gain on investments                                                                         892
                                                                                       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  1,222,592
                                                                                       ============

------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                For the Six Months
                                                                               Ended June 30, 2003     For the Year Ended
                                                                                       (Unaudited)      December 31, 2002
                                                                             ---------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
      Net investment income                                                  $           1,221,700    $         2,128,062
      Net realized gain                                                                        892                    370
                                                                             ---------------------    -------------------
Net increase in net assets resulting from operations                                     1,222,592              2,128,432
                                                                             ---------------------    -------------------
Distributions to shareholders:
      From net investment income                                                        (1,221,700)            (2,128,062)
                                                                             ---------------------    -------------------
Total distributions to shareholders                                                     (1,221,700)            (2,128,062)
                                                                             ---------------------    -------------------
Capital share transactions (Note 3):
      Proceeds from shares sold                                                        756,152,395          1,082,429,995
      Net asset value of shares issued in reinvestment of dividends and
         distributions                                                                   1,228,251              1,921,533
      Cost of shares redeemed                                                         (694,320,137)          (997,201,466)
                                                                             ---------------------    -------------------
Net increase in net assets resulting from capital share transactions                    63,060,509             87,150,062
                                                                             ---------------------    -------------------
Increase in net assets                                                                  63,061,401             87,150,432
NET ASSETS:

Beginning of period                                                                    169,357,033             82,206,601
                                                                             ---------------------    -------------------
End of period                                                                $         232,418,434    $       169,357,033
                                                                             =====================    ===================
Undistributed net investment income included in net assets at end of period  $               2,334    $             2,334
                                                                             =====================    ===================
SHARES ISSUED AND REDEEMED:
      Shares sold                                                                      756,152,395          1,082,429,995
      Shares issued in reinvestment of dividends and distributions                       1,228,251              1,921,533
      Shares redeemed                                                                 (694,320,137)          (997,201,466)
                                                                             ---------------------    -------------------
Net Increase in Shares Outstanding                                                      63,060,509             87,150,062
                                                                             =====================    ===================

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund
Financial Highlights
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                  Six months
                                                                       ended
                                                               Jun. 30, 2003          Year ended        Year ended      Year ended
                                                                 (Unaudited)       Dec. 31, 2002     Dec. 31, 2001   Dec, 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $         1.00      $         1.00     $        1.00   $        1.00
                                                              --------------      --------------     -------------   -------------
Income from investment operations:
   Net investment income                                                0.01                0.02              0.03            0.05
                                                              --------------      --------------     -------------   -------------
Total from investment operations                                        0.01                0.02              0.03            0.05
                                                              --------------      --------------     -------------   -------------
Less distributions from:
   Net investment income                                               (0.01)              (0.02)            (0.03)          (0.05)
                                                              --------------      --------------     -------------   -------------
Total distributions                                                    (0.01)              (0.02)            (0.03)          (0.05)
                                                              --------------      --------------     -------------   -------------
Net asset value, end of period                                $         1.00      $         1.00     $        1.00   $        1.00
                                                              ==============      ==============     =============   =============
Total return                                                            0.64% (3)           1.85%             2.86%           5.56%
                                                              ==============      ==============     =============   =============
Ratios/Supplemental data:
   Net assets, end of period (000s)                           $      232,418      $      169,357     $      82,207   $      75,890
   Ratio of expenses to average net assets               (1)            0.10% (4)           0.10%             1.46%           1.38%
   Ratio of net investment income to average net assets  (2)            1.27% (4)           1.80%             2.80%           5.32%

------------------------------------------------------------------------------------------------------------------------------------

  (1) Ratio of expenses to average net assets prior to waived
      fees and reimbursed expenses                                      1.90% (4)           1.90%             1.90%           1.75%
  (2) Ratio of net investment income (loss) to average net
      assets prior to waived fees and reimbursed expenses              (0.53) (4)           0.00% (6)         2.36%           4.95%

                                                                 Period from
                                                               Nov. 18, 1999 (5)
                                                                          to
                                                               Dec. 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $         1.00
                                                              --------------
Income from investment operations:
   Net investment income                                                0.01
                                                              --------------
Total from investment operations                                        0.01
                                                              --------------
Less distributions from:
   Net investment income                                               (0.01)
                                                              --------------
Total distributions                                                    (0.01)
                                                              --------------
Net asset value, end of period                                $         1.00
                                                              ==============
Total return                                                            0.65% (3)
                                                              ==============
Ratios/Supplemental data:
   Net assets, end of period (000s)                           $        1,196
   Ratio of expenses to average net assets               (1)            0.50% (4)
   Ratio of net investment income to average net assets  (2)            5.92% (4)

------------------------------------------------------------------------------------------------------------------------------------

(1) Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                    0.60% (4)

(2) Ratio of net investment income (loss) to average net            5.82% (4)
    assets prior to waived fees and reimbursed expenses

(3) Not Annualized.

(4) Annualized.

(5) Commencement of operations.

(6) Rounds to less than 0.00%.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     PayPal Money Market Fund (the "Fund"), is a diversified series of PayPal Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund changed its name from PayPal Money Market Reserve Fund effective January 22, 2002. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

     The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy and Security Valuation

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (5.33% as of June 30, 2003). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     Security Transactions and Income Recognition

     The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

     Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

     Federal Income Taxes

     The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2003.

     As of December 31, 2002 the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $2,704.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     PayPal Asset Management, Inc. ("PPAM"), a wholly owned subsidiary of PayPal, Inc. ("PayPal"), serves as the Fund's investment adviser. For both its advisory and administrative services, PPAM is paid a "unified" fee from the Fund at an annual rate of 1.80% of the Fund's average daily net assets. Under an investment advisory agreement between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund's average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors, the investment adviser to the Master Portfolio.

     PPAM has contractually agreed to limit the Fund's net operating expenses to an annual rate of 1.50% for the period January 1, 2003 through December 31, 2003. As a result of the contractual expense limit, PPAM is entitled to an investment advisory fee at an annual rate of 1.40%. In addition, PPAM has voluntarily agreed to limit the Fund's net operating expenses to an annual rate of 0.10%. As a result of the voluntary expense limit, PPAM currently does not receive an investment advisory fee. PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $1,732,071 or 0.89% of the Fund's average daily net assets for the six months ended June 30, 2003.

     PayPal serves as the shareholder servicing agent for the Fund. PayPal is also responsible for maintaining the Fund's shareholder accounts. PPAM serves as the Fund's transfer agent.

     Investor's Bank & Trust Company (the "Administrator") provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3.   CAPITAL SHARE TRANSACTIONS

     As of June 30, 2003, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

PAYPAL MONEY MARKET FUND
SHAREHOLDER MEETING RESULTS (Unaudited)

A special meeting of shareholders of PayPal Funds (the "Trust") was held on October 2, 2002. At the meeting, the following matters were voted upon by the shareholders. All proposals were approved and the results of voting are presented below.

Proposal 1

To elect a Board of Trustees.

                            Votes for      Votes against       Abstentions
---------------------------------------------------------------------------
John T. Story              87,120,245       169,528              301,405
Richard D. Kernan          87,080,026       185,668              313,078
Kevin T. Hamilton          87,122,526       164,052              300,877
Gregory N. River           87,075,163       185,257              206.839
---------------------------------------------------------------------------

Mr. Kernan was newly elected. All other nominees previously served as Trustees and were reelected.

Proposal 2

To authorize the Board to adopt an amended and restated Trust Instrument.

Votes for               Votes against                Abstentions
----------------------------------------------------------------
86,948,619              441,454                      206,839

Proposal 3

To change the investment objective of the PayPal Money Market Fund (the "Fund") from fundamental to non-fundamental.

Votes for               Votes against                Abstentions
----------------------------------------------------------------
86,812,296              564,871                      196,461

Proposal 4

To approve the revision of certain fundamental investment policies of the Fund.

4A To approve a change to the Fund's fundamental policy regarding concentration:

Votes for               Votes against                      Abstentions
----------------------------------------------------------------------
86,990,145              370,156                            231,290

4B To approve a change to the Fund's fundamental policy regarding real estate:

Votes for                     Votes against                      Abstentions
--------------------------------------------------------------------------------
87,115,214                      307,854                              179,776

4C To approve a change to the Fund's fundamental policy regarding commodities:

Votes for                      Votes against                    Abstentions
--------------------------------------------------------------------------------
86,863,138                          526,967                        197,566

4D To approve a change to the Fund's fundamental policy regarding underwriting:

Votes for                           Votes against                   Abstentions
--------------------------------------------------------------------------------
86,965,096                          421,614                          204,360

4E To approve a change to the Fund's fundamental policy regarding borrowing:

Votes for                           Votes against                   Abstentions
--------------------------------------------------------------------------------
86,918,232                          486,855                          192,927

4F To approve a change to the Fund's fundamental policy regarding issuing senior securities:

Votes for                           Votes against                   Abstentions
--------------------------------------------------------------------------------
86,957,581                          392,147                          235,322

4G To approve a change to the Fund's fundamental policy regarding diversification:

Votes for                           Votes against                   Abstentions
--------------------------------------------------------------------------------
86,014,247                          131,013                            59,418

4H To approve a change to the Fund's fundamental policy regarding lending:

Votes for                           Votes against                   Abstentions
--------------------------------------------------------------------------------
85,946,986                          185,456                            73,066

Proposal 5

To approve a new investment advisory agreement between the Trust and PayPal Asset Management.

Votes for                           Votes against                   Abstentions
--------------------------------------------------------------------------------
87,120,217                          291,200                            191,307

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Security                                           Face Amount             Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--13.18%
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  1.05%, 07/28/03                                   50,000,000        50,000,000
  1.24%, 05/17/04                                   20,000,000        19,997,981
  1.25%, 07/15/03                                   50,000,000        50,000,000
Chase Manhattan Bank USA
  1.27%, 07/23/03                                   25,000,000        25,000,000
Citibank NA
  1.03%, 09/29/03                                   25,000,000        25,000,000
  1.22%, 09/04/03                                   25,000,000        25,000,000
  1.26%, 07/23/03                                   75,000,000        75,000,000
Deutsche Bank AG
  1.30%, 07/08/03                                   25,000,000        25,000,000
Societe Generale NA Inc.
  1.25%, 07/15/03                                   25,000,000        25,000,000
Svenska Handelsbanken Inc.
  1.26%, 04/07/04                                   50,000,000        49,996,146
  1.27%, 03/19/04                                   25,000,000        24,997,306
  1.29%, 07/17/03                                   50,000,000        50,000,000
Toronto-Dominion Bank
  1.25%, 03/17/04                                   25,000,000        24,997,326
  1.51%, 11/12/03                                   30,000,000        30,001,651
UBS AG
  1.24%, 03/17/04                                   50,000,000        49,994,651
US Bank NA
  1.30%, 07/09/03                                   25,000,000        25,000,000
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $574,985,061)                                                 574,985,061
--------------------------------------------------------------------------------

Security                                           Face Amount             Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER--38.61%
--------------------------------------------------------------------------------
Amstel Funding Corp.
  1.04%, 09/23/03                                   50,000,000        49,878,667
  1.25%, 08/12/03                                   15,000,000        14,978,125
  1.32%, 07/21/03                                   20,000,000        19,985,333
  1.34%, 07/08/03                                   15,000,000        14,996,091
Bank of America Corp.
  1.23%, 07/10/03                                   25,000,000        24,992,313
Banque Generale du Luxembourg
  1.27%, 07/09/03                                    9,067,000         9,064,441
  1.30%, 07/14/03                                   23,000,000        22,989,203
  1.32%, 07/09/03                                   10,000,000         9,997,078
Beta Finance Inc.
  1.30%, 07/15/03                                   14,000,000        13,992,923
Dorada Finance Inc.
  1.30%, 07/17/03                                   15,000,000        14,991,334
Edison Asset Securitization Corp.
  1.24%, 08/07/03                                   25,000,000        24,968,139
Eureka Securitization Inc.
  1.23%, 08/05/03                                   40,000,000        39,952,167
Falcon Asset Securitization Corp.
  1.05%, 07/23/03                                   25,000,000        24,983,958
  1.25%, 08/08/03                                   19,508,000        19,482,260
Florens Container Inc.
  1.27%, 07/22/03                                   35,000,000        34,974,071
GE Financial Assurance Holdings
  1.00%, 08/01/03                                   25,000,000        24,978,472
Greenwich Funding Corp.

  1.25%, 07/10/03                                   15,000,000        14,995,312
Intrepid Funding Corp.
  1.24%, 07/15/03                                   20,029,000        20,019,342
Jupiter Securities Corp.
  1.26%, 07/14/03                                   25,000,000        24,988,625
K2 USA LLC
  1.00%, 08/08/03                                   10,000,000         9,989,444
  1.25%, 07/09/03                                   15,000,000        14,995,833
  1.33%, 07/03/03                                   15,000,000        14,998,892
Kitty Hawk Funding Corp.
  1.00%, 07/21/03                                   65,397,000        65,360,668
  1.04%, 09/12/03                                   37,113,000        37,034,733
  1.06%, 08/15/03                                   25,000,000        24,966,875
Liberty Street Funding Corp.
  1.07%, 07/17/03                                   24,000,000        23,988,587
Loch Ness LLC
  1.19%, 07/10/03                                   16,331,000        16,326,141
  1.20%, 07/10/03                                   41,823,000        41,810,453
  1.27%, 07/15/03                                   34,669,000        34,651,878
Moat Funding LLC
  1.04%, 09/26/03                                   22,995,000        22,937,206
  1.15%, 07/02/03                                   50,000,000        49,998,403
  1.24%, 07/16/03                                   25,000,000        24,987,083
  1.24%, 08/19/03                                   25,000,000        24,957,805
  1.26%, 07/18/03                                   50,000,000        49,970,250
Park Avenue Receivables Corp.
  1.20%, 07/09/03                                   15,058,000        15,053,984
  1.25%, 07/08/03                                   51,063,000        51,050,589
Quincy Capital Corp.
  1.01%, 07/24/03                                   25,000,000        24,983,868
  1.02%, 07/21/03                                   61,201,000        61,166,319
Scaldis Capital LLC
  1.26%, 07/15/03                                   20,000,000        19,990,200
  1.26%, 10/17/03                                   17,762,000        17,694,860
  1.28%, 07/29/03                           (1)     30,190,000        30,160,062
Sigma Finance Inc.
  1.05%, 09/03/03                                   25,000,000        24,953,333
  1.23%, 09/05/03                                   25,000,000        24,943,625
  1.27%, 08/26/03                                   50,000,000        49,901,222
Societe Generale NA Inc.
  1.25%, 07/17/03                                   25,000,000        24,986,056
Special Purpose Accounts Receivable Corp.
  1.02%, 09/12/03                                   29,550,000        29,488,881
  1.18%, 07/08/03                                   50,000,000        49,988,576
  1.20%, 07/08/03                                   19,500,000        19,495,450
Svenska Handelsbanken Inc.
  1.00%, 07/07/03                                   34,900,000        34,894,183
Thames Asset Global Securitization Inc.
  1.00%, 07/15/03                                   12,293,000        12,288,219
  1.02%, 08/14/03                                   22,278,000        22,250,227
  1.05%, 09/12/03                                   17,646,000        17,608,429
  1.18%, 07/10/03                                   16,777,000        16,772,051
  1.19%, 07/10/03                                   16,777,000        16,772,009
  1.20%, 07/10/03                                   17,285,000        17,279,815
  1.23%, 09/02/03                                   15,577,000        15,543,470
Toronto-Dominion Holding (USA) Inc.
  0.93%, 09/11/03                                   50,000,000        49,907,000
UBS Finance (Delaware) Inc.
  0.99%, 07/21/03                                   50,000,000        49,972,500
  1.03%, 07/11/03                                   30,000,000        29,991,417
  1.05%, 07/07/03                                   50,000,000        49,991,250

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Windmill Funding Corp.
  1.05%, 08/21/03                                   25,000,000        24,962,813
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,684,272,513)                                             1,684,272,513
--------------------------------------------------------------------------------

Security                                           Face Amount             Value
--------------------------------------------------------------------------------
MEDIUM TERM NOTES--6.03%
--------------------------------------------------------------------------------
Associates Corp. NA
  6.20%, 01/26/04                                    7,000,000         7,193,012
Beta Finance Inc.
  1.50%, 11/12/03                           (1)     20,000,000        20,000,000
Citigroup Inc.
  5.70%, 02/06/04                                   30,000,000        30,774,537
Dorada Finance Inc.
  1.64%, 11/26/03                           (1)     20,000,000        20,000,000
General Electric Capital Corp.
  5.38%, 04/23/04                                   19,250,000        19,926,049
  6.27%, 07/23/03                                   25,000,000        25,074,659
  6.75%, 09/11/03                                    5,026,000         5,079,337
Goldman Sachs Group Inc.
  1.25%, 08/28/03                                   25,000,000        25,000,000
  6.65%, 08/01/03                           (1)      9,690,000         9,733,393
K2 USA LLC
  1.63%, 12/08/03                           (1)     15,000,000        15,000,000
  1.64%, 11/26/03                           (1)     15,000,000        15,000,000
Links Finance LLC
  1.47%, 11/18/03                           (1)     10,000,000        10,000,000
  1.65%, 12/03/03                           (1)     10,000,000        10,000,000
Merrill Lynch & Co. Inc.
  5.35%, 06/15/04                                   17,914,000        18,641,690
Morgan Stanley
  5.63%, 01/20/04                                    9,900,000        10,128,673
  6.13%, 10/01/03                                    7,000,000         7,081,719
Regions Auto Receivables Trust
  1.19%, 03/15/04                                   14,592,731        14,592,731
--------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $263,225,800)                                                 263,225,800
--------------------------------------------------------------------------------

Security                                           Face Amount             Value
--------------------------------------------------------------------------------
TIME DEPOSITS--4.58%
--------------------------------------------------------------------------------
American Express Centurion Bank
  0.98%, 07/24/03                                   75,000,000        75,000,000
DEPFA BANK PLC
  1.24%, 08/11/03                                   20,000,000        20,000,000
ING Bank NV
  1.25%, 07/14/03                                   30,000,000        30,000,000
Societe Generale NA Inc.
  1.41%, 07/01/03                                   75,000,000        75,000,000
--------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $200,000,000)                                                 200,000,000
--------------------------------------------------------------------------------

Security                                           Face Amount             Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--0.78%
--------------------------------------------------------------------------------
Federal National Mortgage Association
  4.00%, 08/15/03                                   33,876,000        33,984,767
--------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $33,984,767)                                                   33,984,767
--------------------------------------------------------------------------------

Security                                           Face Amount             Value
--------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--34.35%
--------------------------------------------------------------------------------
American Express Centurion Bank
  1.23%, 03/12/04                                   50,000,000        50,000,000
Associates Corp. NA
  1.22%, 06/15/04                                   15,000,000        14,996,791
Bank of America Corp.
  1.35%, 07/07/03                                   15,000,000        15,000,204
Beta Finance Inc.
  1.01%, 09/25/03                           (1)     50,000,000        49,999,411
  1.09%, 01/23/04                           (1)     20,000,000        20,000,000
  1.23%, 09/15/03                           (1)     25,000,000        25,003,104
Chase Manhattan Bank USA
  1.07%, 06/30/04                                   20,000,000        20,000,000
Citigroup Global Markets Holdings Inc.
  1.21%, 06/17/04                                    8,000,000         8,013,624
Credit Suisse First Boston
  1.26%, 09/04/03                                   50,000,000        50,000,000
Deutsche Bank AG London
  1.34%, 09/02/03                                   10,000,000        10,001,635
Dorada Finance Inc.
  1.06%, 05/14/04                           (1)     30,000,000        29,998,697
  1.06%, 06/30/04                           (1)     25,000,000        24,992,500
  1.08%, 09/15/03                           (1)     25,000,000        25,000,000
  1.09%, 01/27/04                           (1)     25,000,000        25,000,000
  1.14%, 03/15/04                           (1)     20,000,000        19,998,582
First USA Bank
  1.50%, 07/21/04                                   25,000,000        25,059,527
Fleet National Bank
  1.50%, 07/31/03                                   10,000,000        10,001,267
General Electric Capital Corp.
  1.09%, 03/25/04                           (1)     43,500,000        43,536,294
  1.11%, 01/28/04                                   25,000,000        25,006,732
  1.43%, 04/22/04                                   38,000,000        38,041,434
Goldman Sachs Group Inc.
  1.23%, 01/22/04                                   45,000,000        45,048,005
  1.30%, 12/05/03                                   25,000,000        25,000,000
  1.34%, 10/02/03                           (1)     25,000,000        25,000,000
  1.54%, 08/18/03                                   26,000,000        26,010,052
  1.94%, 02/11/04                                   20,000,000        20,079,712
Granite Mortgages PLC
  1.09%, 01/20/04                                   65,625,000        65,624,826
HBOS Treasury Services PLC
  1.27%, 06/24/04                           (1)     50,000,000        50,000,000
Holmes Financing PLC
  1.14%, 04/15/04                                   50,000,000        50,000,000
K2 USA LLC
  1.01%, 11/26/03                           (1)     25,000,000        25,000,000
  1.07%, 08/15/03                           (1)     20,000,000        20,000,000
  1.08%, 03/15/04                           (1)     15,000,000        15,000,000
  1.10%, 02/06/04                           (1)     20,000,000        20,000,000
Links Finance LLC
  1.06%, 05/24/04                           (1)     20,000,000        19,998,000
  1.06%, 06/21/04                           (1)     25,000,000        24,997,575
  1.07%, 03/18/04                           (1)     40,000,000        40,000,000
  1.09%, 09/30/03                           (1)     25,000,000        25,000,000
  1.26%, 03/08/04                           (1)     25,000,000        25,000,000

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Merrill Lynch & Co. Inc.
  1.37%, 08/13/03                                                           13,525,000     13,527,054
  1.46%, 01/14/04                                                           17,000,000     17,019,714
Metropolitan Life Insurance Co. Funding Agreement
  1.41%, 07/18/03                                                (1)        25,000,000     25,000,000
Morgan Stanley
  1.16%, 09/19/03                                                           75,000,000     75,017,923
  1.54%, 08/07/03                                                           33,650,000     33,659,516
National City Bank
  1.31%, 11/14/03                                                           25,000,000     25,005,747
  1.41%, 07/22/03                                                           10,000,000     10,000,649
Nationwide Building Society
  1.36%, 07/23/03                                                           25,000,000     25,000,942
Permanent Financing PLC
  1.29%, 03/10/04                                                           78,000,000     78,000,000
Sigma Finance Inc.
  0.97%, 06/28/04                                                (1)        25,000,000     24,992,500
  1.23%, 06/15/04                                                (1)        25,000,000     24,996,250
Travelers Insurance Co.
  1.38%, 02/05/04                                                (1)        50,000,000     50,000,000
Winston Funding Ltd.
  1.32%, 04/23/04                                                (1)        45,000,000     45,000,000
-----------------------------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES

(Cost: $1,498,628,267)                                                                  1,498,628,267
-----------------------------------------------------------------------------------------------------

Security                                                                   Face Amount          Value
-----------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 2.31%

-----------------------------------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/03, due 07/01/03, with a maturity value of $25,978,873 and an
effective yield of 1.21%.                                                   25,978,000     25,978,000

Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/03, due 07/01/03, with a maturity value of $50,001,875 and
effective yield of 1.35%.                                                   50,000,000     50,000,000

Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/03, due 07/01/03, with a maturity value $25,000,833 and an
effective yield of 1.20%.                                                   25,000,000     25,000,000
-----------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $100,978,000)                                                                      100,978,000
-----------------------------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 99.84%
(Cost $4,356,074,408)                                                                   4,356,074,408
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.16 %                                                    6,710,214
-----------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                                   $4,362,784,622
=====================================================================================================

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

   Investments in securities, at amortized cost
     (Cost: $4,356,074,408) (Note 1)                             $ 4,356,074,408
Cash                                                                         284
Receivables:
   Interest                                                            7,372,993
                                                                 ---------------
Total Assets                                                       4,363,447,685
                                                                 ---------------
LIABILITIES

Payables:
   Advisory fees (Note 2)                                                663,063
                                                                 ---------------
Total Liabilities                                                        663,063
                                                                 ---------------
NET ASSETS                                                       $ 4,362,784,622
                                                                 ===============

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
      Interest                                                   $    27,317,199
                                                                 ---------------
Total investment income                                               27,317,199
                                                                 ---------------
EXPENSES (Note 2)

      Advisory fees                                                    1,992,129
                                                                 ---------------
Total expenses                                                         1,992,129
                                                                 ---------------
Net investment income                                                 25,325,070
                                                                 ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain on sale of investments                            17,236
                                                                 ---------------
Net gain on investments                                                   17,236
                                                                 ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    25,342,306
                                                                 ===============

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the Six Months
                                                                        Ended June 30, 2003     For the, Year Ended
                                                                                (Unaudited)       December 31, 2002
                                                                        -------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income                                                 $        25,325,070    $         45,475,626
  Net realized gain                                                                  17,236                   8,083
                                                                        -------------------    --------------------
Net increase in net assets resulting from operations                             25,342,306              45,483,709
                                                                        -------------------    --------------------
Interestholder transactions:
  Contributions                                                              10,721,799,532          11,212,874,658
  Withdrawals                                                               (10,273,118,999)         (9,134,078,695)
                                                                        -------------------    --------------------
Net increase in net assets resulting from interestholder transactions           448,680,533           2,078,795,963
                                                                        -------------------    --------------------
Increase in net assets                                                          474,022,839           2,124,279,672

NET ASSETS:

Beginning of period                                                           3,888,761,783           1,764,482,111
                                                                        -------------------    --------------------
End of period                                                           $     4,362,784,622    $      3,888,761,783
                                                                        ===================    ====================

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at June 30, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

     ------------------------------------------------------------------------------------------------
                                                                                   Aggregate Market
         Repurchase Agreement            Interest Rate(s)     Maturity Date(s)           Value
     ------------------------------------------------------------------------------------------------
         Goldman Sachs Tri-Party              5.50%              06/01/33          $   26,497,561
         Lehman Brothers Tri-Party         5.50 - 6.625     09/15/09 - 09/15/11        50,987,383
         Merrill Lynch Tri-Party           3.51 - 6.33      09/01/27 - 04/01/33        25,500,927
     ------------------------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At June 30, 2003, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                           Six
                                  Months Ended       Year Ended    Year Ended    Year Ended  Period Ended        Period Ended
                                 June 30, 2003     December 31,  December 31,  December 31,  December 31,        February 28,
                                   (Unaudited)             2002          2001          2000          1999 (1)            1999 (4)
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to      (3)           0.10%            0.10%         0.10%         0.10%         0.10%               0.10%
 average net assets
 Ratio of net investment   (3)           1.27%            1.80%         3.66%         6.43%         5.23%               5.17%
 income to average net
 assets
 Total return                            0.64% (2)        1.84%         4.23%         6.52%         4.44% (2)           2.61% (2)
------------------------------------------------------------------------------------------------------------------------------------

 (1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

 (2)   Not annualized.

 (3)   Annualized for periods of less than one year.

 (4) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

Item 2. Code of Ethics.

     Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

     Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

     Not applicable to this filing.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable to this filing.

Items 8. [Reserved]

Item 9. Controls and Procedures.

     (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the PayPal Funds are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

     (b) There were no significant changes in the PayPal Funds' controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

     (a) Not applicable to this filing.

     (b) Certification letters are attached.

     (c) Section 906 Certifications are attached.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By: /s/ John T. Story
------------------------
John T. Story, President

Date:  August 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Story
------------------------
John T. Story, President

Date:  August 29, 2003

By: /s/ Edward Fong
------------------------
Edward Fong, Principal Financial Officer

Date:  August 29, 2003